Interest-bearing Financial Liabilities - Summary of Changes to Unamortized Debt Discount (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Borrowings [Abstract]
Unamortized debt discount at beginning of the year	₱ 631	₱ 676
Additions during the year	113	185
Accretion during the year included as part of Financing costs – net (Note 5)	(219)	(230)	₱ (231)
Unamortized debt discount at end of the year (Note 28)	₱ 525	₱ 631	₱ 676